Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

October 31, 2019

T07-QTLY-1219

1.9584815.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATIONS EQUIPMENT – 4.5%
Communications Equipment – 4.5%
Acacia Communications, Inc. (a)	13,329	$875,182
ADTRAN, Inc.	18,899	166,500
Applied Optoelectronics, Inc. (a)	7,408	69,339
Arista Networks, Inc. (a)	21,812	5,334,561
CalAmp Corp. (a)	13,967	156,710
Casa Systems, Inc. (a)	11,944	80,264
Ciena Corp. (a)	63,465	2,355,821
Cisco Systems, Inc.	1,741,988	82,761,850
CommScope Holding Co., Inc. (a)	79,661	892,203
Comtech Telecommunications Corp.	10,289	359,601
EchoStar Corp. Class A (a)	19,884	775,476
Extreme Networks, Inc. (a)	47,528	306,080
F5 Networks, Inc. (a)	24,288	3,499,415
Harmonic, Inc. (a)	37,843	294,418
Infinera Corp. (a)	67,576	377,750
InterDigital, Inc.	13,123	703,786
Juniper Networks, Inc.	140,614	3,490,039
Lumentum Holdings, Inc. (a)	31,020	1,943,713
Motorola Solutions, Inc.	67,043	11,150,592
NETGEAR, Inc. (a)	12,580	341,799
Netscout Systems, Inc. (a)	31,978	774,507
Plantronics, Inc.	13,844	545,730
Ribbon Communications, Inc. (a)	20,531	88,078
ViaSat, Inc. (a)	16,209	1,115,828
Viavi Solutions, Inc. (a)	91,779	1,464,793

TOTAL COMMUNICATIONS EQUIPMENT		119,924,035

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.0%
Electronic Components – 1.2%
Amphenol Corp. Class A	121,688	12,208,957
AVX Corp.	20,025	306,783
Belden, Inc.	16,068	823,967
Corning, Inc.	319,405	9,463,970
Dolby Laboratories, Inc. Class A	26,179	1,684,095
II-VI, Inc. (a)	34,589	1,146,625
Knowles Corp. (a)	37,002	798,503
Littelfuse, Inc.	10,127	1,777,998
Rogers Corp. (a)	7,615	1,031,680
Vishay Intertechnology, Inc.	53,353	1,075,063

		30,317,641

Electronic Equipment & Instruments – 1.2%
Arlo Technologies, Inc. (a)	31,008	105,737
Badger Meter, Inc.	11,960	691,288
Cognex Corp.	69,817	3,594,877
Coherent, Inc. (a)	9,788	1,457,629
Daktronics, Inc.	16,562	113,615
FARO Technologies, Inc. (a)	7,149	340,864
Fitbit, Inc. Class A (a)	89,051	550,335
FLIR Systems, Inc.	54,999	2,835,749
Itron, Inc. (a)	14,405	1,098,525

	Shares	Value
Keysight Technologies, Inc. (a)	76,526	$7,722,239
MTS Systems Corp.	7,473	422,075
National Instruments Corp.	51,297	2,123,183
nLight, Inc. (a)	11,003	147,000
Novanta, Inc. (a)	14,377	1,280,272
OSI Systems, Inc. (a)	7,093	703,909
Trimble, Inc. (a)	102,326	4,076,668
Vishay Precision Group, Inc. (a)	4,225	143,861
Zebra Technologies Corp. Class A (a)	21,950	5,221,247

		32,629,073

Electronic Manufacturing Services – 0.9%
Benchmark Electronics, Inc.	14,657	496,872
CTS Corp.	12,439	331,873
Fabrinet (a)	14,802	832,316
Flex Ltd. (a)	209,887	2,466,172
IPG Photonics Corp. (a)	15,165	2,036,356
Jabil, Inc.	56,046	2,063,614
KEMET Corp.	22,074	479,889
Kimball Electronics, Inc. (a)	10,534	156,535
Methode Electronics, Inc.	15,410	530,104
Plexus Corp. (a)	12,242	905,174
Sanmina Corp. (a)	28,518	876,358
TE Connectivity Ltd.	137,001	12,261,590
TTM Technologies, Inc. (a)	39,879	466,983

		23,903,836

Technology Distributors – 0.7%
Anixter International, Inc. (a)	12,971	1,073,350
Arrow Electronics, Inc. (a)	34,638	2,746,101
Avnet, Inc.	43,055	1,703,256
CDW Corp.	59,497	7,610,261
ePlus, Inc. (a)	5,411	422,761
Insight Enterprises, Inc. (a)	14,475	888,476
PC Connection, Inc.	4,804	234,627
ScanSource, Inc. (a)	10,119	326,844
SYNNEX Corp.	17,733	2,087,883
Tech Data Corp. (a)	15,001	1,822,622

		18,916,181

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		105,766,731

IT SERVICES – 23.4%
Data Processing & Outsourced Services – 16.9%
Alliance Data Systems Corp.	17,783	1,778,300
Automatic Data Processing, Inc.	177,164	28,741,316
Black Knight, Inc. (a)	57,904	3,717,437
Broadridge Financial Solutions, Inc.	47,229	5,914,015
Cardtronics PLC Class A (a)	16,051	549,907
Cass Information Systems, Inc.	5,042	288,957
Conduent, Inc. (a)	72,663	449,057
CoreLogic, Inc. (a)	33,124	1,341,191
CSG Systems International, Inc.	13,750	792,550
Euronet Worldwide, Inc. (a)	21,216	2,971,725

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
EVERTEC, Inc.	25,289	$773,591
Evo Payments, Inc. Class A (a)	14,751	419,371
Exela Technologies, Inc. (a)	17,952	10,970
ExlService Holdings, Inc. (a)	13,975	973,079
Fidelity National Information Services, Inc.	249,764	32,908,905
Fiserv, Inc. (a)	234,119	24,849,391
FleetCor Technologies, Inc. (a)	35,054	10,313,588
Global Payments, Inc.	122,191	20,672,273
GreenSky, Inc. Class A (a)	20,730	158,585
Jack Henry & Associates, Inc.	31,394	4,444,135
Mastercard, Inc. Class A	369,854	102,379,286
MAXIMUS, Inc.	26,024	1,997,082
NIC, Inc.	27,892	656,020
Paychex, Inc.	131,579	11,005,268
PayPal Holdings, Inc. (a)	454,214	47,283,677
Sabre Corp.	112,051	2,630,957
Square, Inc. Class A (a)	136,740	8,399,938
Sykes Enterprises, Inc. (a)	16,084	496,915
The Western Union Co.	175,156	4,389,409
TTEC Holdings, Inc.	6,410	303,642
Verra Mobility Corp. (a)	41,909	601,394
Visa, Inc. Class A	707,655	126,571,173
WEX, Inc. (a)	17,586	3,326,919

		452,110,023

Internet Services & Infrastructure – 1.2%
Akamai Technologies, Inc. (a)	66,731	5,772,231
Carbonite, Inc. (a)	13,641	234,216
Endurance International Group Holdings, Inc. (a)	25,580	100,274
GoDaddy, Inc. Class A (a)	71,414	4,644,052
GTT Communications, Inc. (a)	12,050	90,737
Limelight Networks, Inc. (a)	44,613	188,267
MongoDB, Inc. (a)	17,052	2,178,734
Okta, Inc. (a)	42,268	4,610,171
Switch, Inc. Class A	20,618	304,528
Tucows, Inc. Class A (a)	3,937	218,661
Twilio, Inc. Class A (a)	45,359	4,379,865
VeriSign, Inc. (a)	43,673	8,298,743

		31,020,479

IT Consulting & Other Services – 5.3%
Accenture PLC Class A	259,555	48,126,688
Booz Allen Hamilton Holding Corp.	57,096	4,017,845
CACI International, Inc. Class A (a)	10,081	2,255,624
Cognizant Technology Solutions Corp. Class A	231,525	14,109,133
DXC Technology Co.	109,203	3,021,647
EPAM Systems, Inc. (a)	22,215	3,908,951
Gartner, Inc. (a)	36,636	5,644,875
International Business Machines Corp.	360,808	48,250,854

	Shares	Value
KBR, Inc.	57,997	$1,633,196
Leidos Holdings, Inc.	55,714	4,804,218
LiveRamp Holdings, Inc. (a)	26,668	1,042,452
ManTech International Corp. Class A	10,865	860,291
Perficient, Inc. (a)	13,160	515,872
Perspecta, Inc.	60,119	1,595,558
Presidio, Inc.	18,217	302,402
Science Applications International Corp.	21,714	1,794,011
The Hackett Group, Inc.	10,290	174,004
Unisys Corp. (a)	20,207	207,324
Virtusa Corp. (a)	11,663	434,797

		142,699,742

TOTAL IT SERVICES		625,830,244

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.8%
Semiconductor Equipment – 2.6%
Advanced Energy Industries, Inc. (a)	15,489	915,400
Amkor Technology, Inc. (a)	45,284	562,880
Applied Materials, Inc.	381,215	20,684,726
Axcelis Technologies, Inc. (a)	14,238	272,942
Brooks Automation, Inc.	29,665	1,259,872
Cabot Microelectronics Corp.	11,813	1,785,181
Cohu, Inc.	16,087	267,366
Enphase Energy, Inc. (a)	31,028	602,874
Entegris, Inc.	55,446	2,661,408
FormFactor, Inc. (a)	30,931	675,224
Ichor Holdings Ltd. (a)	8,936	260,127
KLA Corp.	65,721	11,109,478
Kulicke & Soffa Industries, Inc.	26,763	635,487
Lam Research Corp.	60,976	16,526,935
MKS Instruments, Inc.	22,019	2,382,896
Onto Innovation, Inc. (a)	19,993	643,766
PDF Solutions, Inc. (a)	11,560	186,810
Photronics, Inc. (a)	27,524	324,783
SolarEdge Technologies, Inc. (a)	17,401	1,478,389
Teradyne, Inc.	69,700	4,267,034
Ultra Clean Holdings, Inc. (a)	15,420	329,525
Veeco Instruments, Inc. (a)	19,298	263,225
Xperi Corp.	20,792	422,182

		68,518,510

Semiconductors – 15.2%
Advanced Micro Devices, Inc. (a)	417,991	14,182,435
Alpha & Omega Semiconductor Ltd. (a)	7,741	101,097
Ambarella, Inc. (a)	12,158	639,875
Analog Devices, Inc.	150,382	16,035,233
Broadcom, Inc.	161,081	47,172,571
CEVA, Inc. (a)	8,701	236,841
Cirrus Logic, Inc. (a)	23,672	1,608,749
Cree, Inc. (a)	42,801	2,042,892
Cypress Semiconductor Corp.	148,552	3,456,805

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Common Stocks – continued

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Diodes, Inc. (a)	17,666	$824,119
First Solar, Inc. (a)	31,981	1,656,296
Inphi Corp. (a)	16,562	1,190,477
Intel Corp.	1,821,857	102,989,576
Lattice Semiconductor Corp. (a)	51,211	1,003,223
MACOM Technology Solutions Holdings, Inc. (a)	19,372	440,519
Marvell Technology Group Ltd.	254,633	6,210,499
Maxim Integrated Products, Inc.	110,844	6,502,109
MaxLinear, Inc. Class A (a)	26,831	508,716
Mellanox Technologies Ltd. (a)	18,989	2,140,060
Microchip Technology, Inc.	96,758	9,123,312
Micron Technology, Inc. (a)	450,348	21,414,047
Monolithic Power Systems, Inc.	16,633	2,493,619
NVE Corp.	1,907	118,711
NVIDIA Corp.	235,431	47,326,340
ON Semiconductor Corp. (a)	167,714	3,421,366
Power Integrations, Inc.	11,916	1,085,667
Qorvo, Inc. (a)	48,454	3,917,990
QUALCOMM, Inc.	494,761	39,798,575
Rambus, Inc. (a)	44,738	619,398
Semtech Corp. (a)	27,273	1,376,196
Silicon Laboratories, Inc. (a)	17,681	1,878,429
Skyworks Solutions, Inc.	70,229	6,395,053
SMART Global Holdings, Inc. (a)	5,480	162,756
SunPower Corp. (a)	25,372	222,259
Synaptics, Inc. (a)	13,998	589,456
Texas Instruments, Inc.	381,791	45,047,520
Universal Display Corp.	17,278	3,458,710
Xilinx, Inc.	103,352	9,378,160

		406,769,656

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		475,288,166

SOFTWARE – 31.0%
Application Software – 10.9%
2U, Inc. (a)	23,255	416,846
8x8, Inc. (a)	39,302	759,315
ACI Worldwide, Inc. (a)	44,961	1,411,326
Adobe, Inc. (a)	198,565	55,187,170
Agilysys, Inc. (a)	7,976	200,915
Alarm.com Holdings, Inc. (a)	15,001	741,049
Altair Engineering, Inc. Class A (a)	14,701	542,026
Alteryx, Inc. Class A (a)	18,091	1,655,327
ANSYS, Inc. (a)	34,130	7,513,719
Appfolio, Inc. Class A (a)	5,840	567,823
Aspen Technology, Inc. (a)	27,992	3,222,159
Autodesk, Inc. (a)	89,544	13,195,204
Avaya Holdings Corp. (a)	44,962	543,591
Benefitfocus, Inc. (a)	10,269	233,466

	Shares	Value
Blackbaud, Inc.	20,066	$1,684,541
Blackline, Inc. (a)	15,872	741,857
Bottomline Technologies de, Inc. (a)	17,880	732,186
Box, Inc. Class A (a)	56,206	951,006
Cadence Design Systems, Inc. (a)	114,290	7,468,851
CDK Global, Inc.	49,464	2,499,911
Cerence, Inc. (a)	14,730	228,315
Ceridian HCM Holding, Inc. (a)	17,182	829,032
ChannelAdvisor Corp. (a)	11,774	110,793
Cision Ltd. (a)	32,715	329,440
Citrix Systems, Inc.	53,554	5,829,888
Cloudera, Inc. (a)	89,630	760,062
Cornerstone OnDemand, Inc. (a)	20,679	1,211,169
Coupa Software, Inc. (a)	23,693	3,257,551
DocuSign, Inc. (a)	42,285	2,798,844
Domo, Inc. Class B (a)	4,274	68,726
Dropbox, Inc. Class A (a)	78,601	1,557,872
Ebix, Inc.	10,044	428,176
Elastic N.V. (a)	10,514	757,113
Envestnet, Inc. (a)	21,094	1,318,164
Everbridge, Inc. (a)	12,718	884,028
Fair Isaac Corp. (a)	11,800	3,587,672
Five9, Inc. (a)	24,269	1,347,172
Guidewire Software, Inc. (a)	33,109	3,732,709
HubSpot, Inc. (a)	16,266	2,522,857
Instructure, Inc. (a)	12,833	599,686
Intuit, Inc.	105,530	27,173,975
j2 Global, Inc.	18,840	1,789,046
LivePerson, Inc. (a)	25,052	1,028,385
LogMeIn, Inc.	20,148	1,323,321
Manhattan Associates, Inc. (a)	26,159	1,960,617
MicroStrategy, Inc. Class A (a)	3,314	507,871
Mimecast Ltd. (a)	20,017	794,875
MobileIron, Inc. (a)	27,614	172,864
Model N, Inc. (a)	10,208	304,096
New Relic, Inc. (a)	20,086	1,286,709
Nuance Communications, Inc. (a)	117,850	1,923,312
Nutanix, Inc. Class A (a)	57,938	1,692,948
Paycom Software, Inc. (a)	20,257	4,284,963
Paylocity Holding Corp. (a)	14,056	1,442,146
Pegasystems, Inc.	15,930	1,198,095
Pivotal Software, Inc. Class A (a)	29,307	438,726
Pluralsight, Inc. Class A (a)	29,060	525,405
PROS Holdings, Inc. (a)	13,921	713,312
PTC, Inc. (a)	44,445	2,973,815
Q2 Holdings, Inc. (a)	16,174	1,156,279
QAD, Inc. Class A	4,160	193,357
RealPage, Inc. (a)	32,790	1,985,435
RingCentral, Inc. Class A (a)	28,607	4,620,603
Salesforce.com, Inc. (a)	338,362	52,950,269
ShotSpotter, Inc. (a)	3,095	62,519
Smartsheet, Inc. Class A (a)	35,671	1,405,437

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
SOFTWARE – continued
Application Software – continued
Splunk, Inc. (a)	61,064	$7,325,237
SPS Commerce, Inc. (a)	14,705	775,983
SS&C Technologies Holdings, Inc.	92,595	4,815,866
SVMK, Inc. (a)	10,115	186,116
Synopsys, Inc. (a)	60,952	8,274,234
The Trade Desk, Inc. Class A (a)	14,877	2,987,302
Tyler Technologies, Inc. (a)	15,614	4,192,671
Upland Software, Inc. (a)	8,512	319,030
Verint Systems, Inc. (a)	26,933	1,222,489
Workday, Inc. Class A (a)	65,908	10,687,641
Workiva, Inc. (a)	12,402	516,791
Yext, Inc. (a)	24,850	409,031
Zendesk, Inc. (a)	44,556	3,147,881

		291,196,209

Systems Software – 20.1%
A10 Networks, Inc. (a)	21,576	160,310
Appian Corp. (a)	9,552	426,401
CommVault Systems, Inc. (a)	17,646	876,477
FireEye, Inc. (a)	83,527	1,323,068
ForeScout Technologies, Inc. (a)	13,795	424,334
Fortinet, Inc. (a)	59,026	4,814,160
Microsoft Corp.	2,962,370	424,714,987
NortonLifelock, Inc.	251,399	5,752,009
OneSpan, Inc. (a)	12,349	231,050
Oracle Corp.	973,538	53,048,086
Palo Alto Networks, Inc. (a)	39,029	8,874,804
Progress Software Corp.	18,143	723,543
Proofpoint, Inc. (a)	22,683	2,616,938
Qualys, Inc. (a)	13,441	1,146,920
Rapid7, Inc. (a)	16,660	834,499
SailPoint Technologies Holding, Inc. (a)	32,851	635,995
SecureWorks Corp. Class A (a)	3,132	38,085
ServiceNow, Inc. (a)	75,118	18,573,677
Tenable Holdings, Inc. (a)	11,534	290,657
Teradata Corp. (a)	47,842	1,431,911
TiVo Corp.	52,642	428,506
Varonis Systems, Inc. (a)	12,365	884,716
VMware, Inc. Class A	33,735	5,339,238
Zscaler, Inc. (a)	25,248	1,110,407

	Shares	Value
Zuora, Inc. Class A (a)	31,043	$442,363

		535,143,141

TOTAL SOFTWARE		826,339,350

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 19.2%
Technology Hardware, Storage & Peripherals – 19.2%
3D Systems Corp. (a)	48,754	462,675
Apple, Inc.	1,872,350	465,765,786
Dell Technologies, Inc. Class C (a)	63,353	3,350,740
Diebold Nixdorf, Inc. (a)	29,086	203,602
Hewlett Packard Enterprise Co.	544,593	8,936,771
HP, Inc.	612,808	10,644,475
NCR Corp. (a)	49,232	1,438,067
NetApp, Inc.	100,436	5,612,364
Pure Storage, Inc. Class A (a)	92,535	1,800,731
Seagate Technology PLC	101,324	5,879,832
Western Digital Corp.	119,161	6,154,666
Xerox Holdings Corp.	82,211	2,789,419

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		513,039,128

TOTAL COMMON STOCKS (Cost $2,090,755,097)		2,666,187,654

Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (b) (Cost $1,620,000)	1,620,000	1,620,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,092,375,097)		2,667,807,654

NET OTHER ASSETS (LIABILITIES) – 0.0%		607,590

NET ASSETS – 100.0%		$2,668,415,244

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

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Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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